COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016 lawsuit	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Rental expenses		¥ 22,835	¥ 9,881	¥ 6,488
Future minimum lease payments:
2017		22,104
2018		18,639
2019		1,054
In re Yirendai Ltd. Securities Litigation
Contingencies
Number of shareholder class action lawsuits filed | lawsuit	2
Loss contingency accrued		¥ 0